UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  November 30, 2012

Item 1. Schedule of Investments.

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
November 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.55%
Aerospace & Defense - 5.76%
Astronics Corp. (a)	1,455	29,246
CPI Aerostructures, Inc. (a)	2,075	19,733
Cubic Corp.	935	45,768
National Presto Industries, Inc.	1,010	77,528
SIFCO Industries, Inc.	2,040	31,232
		203,507
Building Products - 1.67%
Apogee Enterprises, Inc.	2,575	59,019
Capital Markets - 0.29%
KBW, Inc.	585	10,091
Chemicals - 3.84%
Balchem Corp.	760	27,170
Hawkins, Inc.	965	38,600
KMG Chemicals, Inc.	2,105	38,353
Stepan Co.	210	20,990
Zep, Inc.	855	10,602
		135,715
Commercial Banks - 1.13%
Bar Harbor Bankshares	440	15,039
First of Long Island Corp.	885	25,214
		40,253
Commercial Services & Supplies - 1.38%
Mine Safety Appliances Co.	1,260	48,737
Construction & Engineering - 4.45%
Granite Construction, Inc.	5,145	157,437
Construction Materials - 0.94%
Eagle Materials, Inc.	625	33,263
Containers & Packaging - 3.85%
Aptargroup, Inc.	2,855	136,097
Electrical Equipment - 2.28%
Espey Manufacturing & Electronics Corp.	885	23,771
LSI Industries, Inc.	1,885	12,856
Powell Industries, Inc. (a)	1,100	44,044
		80,671
Electronic Equipment, Instruments & Components - 0.69%
Badger Meter, Inc.	540	24,332
Energy Equipment & Services - 9.66%
Dawson Geophysical Co. (a)	600	13,650
Dril-Quip, Inc. (a)	740	52,074
Gulf Island Fabrication, Inc.	2,530	58,873
Gulfmark Offshore, Inc. (a)	805	25,229
Lufkin Industries, Inc.	475	26,011
RPC, Inc.	2,260	26,126
Unit Corp. (a)	3,105	139,476
		341,439
Food & Staples Retailing - 3.08%
Harris Teeter Supermarkets, Inc.	1,680	63,823
Weis Markets, Inc.	1,150	44,977
		108,800
Food Products - 9.44%
Cal-Maine Foods, Inc.	1,295	59,531
Flowers Foods, Inc.	3,082	72,550
J & J Snack Foods Corp.	2,560	161,024
Sanderson Farms, Inc.	630	30,221
Tootsie Roll Industries, Inc.	379	10,301
		333,627
Health Care Equipment & Supplies - 7.59%
Atrion Corp.	130	25,687
ICU Medical, Inc. (a)	630	37,101
Merit Medical Systems, Inc. (a)	2,862	39,725
Span-America Medical Systems, Inc.	2,480	47,120
Utah Medical Products, Inc.	3,360	118,741
		268,374
Hotels, Restaurants & Leisure - 1.47%
Marcus Corp.	2,215	26,226
Monarch Casino & Resort, Inc. (a)	2,735	25,900
		52,126
Household Durables - 0.35%
Koss Corp.	2,510	12,261
Household Products - 0.69%
Oil-Dri Corp. of America	1,040	24,461
Insurance - 0.90%
Erie Indemnity Co.	445	31,720
Leisure Equipment & Products - 7.90%
Johnson Outdoors, Inc. (a)	2,665	55,645
Sturm Ruger & Co., Inc.	3,815	223,521
		279,166
Life Sciences Tools & Services - 0.58%
Bio-Rad Laboratories, Inc. (a)	195	20,376
Machinery - 13.01%
Astec Industries, Inc. (a)	895	25,910
Columbus McKinnon Corp. (a)	725	10,846
Gorman-Rupp Co.	5,078	141,320
Graham Corp.	1,495	26,865
Hardinge, Inc.	3,416	32,759
LB Foster Co.	2,700	111,915
Lincoln Electronic Holdings, Inc.	445	21,142
LS Starrett Co.	995	10,159
Mfri, Inc. (a)	3,215	16,397
Sun Hydraulics Corp.	1,935	50,581
Twin Disc, Inc.	710	12,113
		460,007
Marine - 0.75%
Kirby Corp. (a)	460	26,625
Media - 0.10%
Value Line, Inc.	400	3,648
Metals & Mining - 1.25%
Synalloy Corp.	3,330	44,189
Road & Rail - 1.21%
Marten Transport Ltd.	965	18,258
Werner Enterprises, Inc.	1,135	24,618
		42,876
Semiconductors & Semiconductor Equipment - 1.76%
Cabot Microelectronics Corp.	950	30,989
MKS Instruments, Inc.	1,290	31,283
		62,272
Specialty Retail - 6.83%
Buckle, Inc.	740	37,851
Cabela's, Inc. (a)	680	32,484
Jos A Bank Clothiers, Inc. (a)	3,970	171,107
		241,442
Textiles, Apparel & Luxury Goods - 0.70%
Lakeland Industries, Inc. (a)	4,530	24,915
TOTAL COMMON STOCKS (Cost $3,100,691)		$3,307,446

SHORT-TERM INVESTMENTS - 4.52%
Money Market Funds - 4.52%
First American Prime Obligations Fund	159,850	159,850
TOTAL SHORT-TERM INVESTMENTS (Cost $159,850)		159,850

Total Investments (Cost $3,260,541) - 98.07%		3,467,296
Other Assets in Excess of Liabiliies - 1.93%		68,378
TOTAL NET ASSETS - 100.00%		$3,535,674

(a) Non-income producing security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICSR). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments	$3,260,541
Gross unrealized appreciation	$408,687
Gross unrealized depreciation	$(201,932)
Net unrealized appreciation	$206,755

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company. The Morgan Dempsey Small/Micro Cap Value Fund (the “Fund”)
represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the
Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective on April 30, 2010 and commenced operations on December 31, 2010.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”). If the closing bid and asked prices are not readily available, the
Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification,
“Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at November 30, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$3,278,788	$28,658	$-	$3,307,446
Short-Term Investments	159,850	-	-	159,850

Total Investments in Securities	$3,438,638	$28,658	$-	$3,467,296

Transfers between Levels are recognized as of the beginning and end of the fiscal year.

Transfers into Level 1	$-
Transfers out of Level 1	(28,658)
Net transfers in and/or out of Level 1	$(28,658)

Transfers into Level 2	$28,658
Transfers out of Level 2	-
Net transfers in and/or out of Level 2	$28,658

The Fund held no Level 3 securities during the period ended November 30, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date          January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          January 22, 2013

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, Treasurer

Date          January 22, 2013

* Print the name and title of each signing officer under his or her signature.